Earnings per share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number of Shares Outstanding Reconciliation
Weighted average number of common shares outstanding used to compute basic earnings per share	46,739	36,876	36,429
Dilutive effect of stock-based awards	1,087	882	621
Number of shares used to compute diluted earnings per share	47,826	37,758	37,050
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive common share equivalents outstanding	83	1,039	1,339